Stradley Ronon Stevens & Young, LLP

Suite 2600

2005 Market Street

Philadelphia, PA  19103-7018

Telephone  215.564.8000

Fax  215.564.8120

www.stradley.com

March 1, 2016

Filed Via EDGAR (CIK #  0001022804)

U.S. Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE:      Franklin Fund Allocator Series (the “Registrant”)

File Nos. 333-13601 and 811-07851

Ladies/Gentlemen:

Submitted herewith under the EDGAR system is Post-Effective Amendment No. 59/61 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), which is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”).

The Amendment is being filed to change the name of a series of the Registrant from Franklin LifeSmart™ 2015 Retirement Target Fund to Franklin LifeSmart™ Retirement Income Fund (the “Fund”) and to reflect the addition of a managed distribution policy and income generation strategy to the Fund.  In addition, the Amendment is being filed to reflect the redesignation of the asset allocation fee paid to the Fund’s investment manager to an investment management fee and to reflect other related changes.  The Amendment presumes the approval of shareholders of the redesignation of the Fund’s asset allocation fee at the upcoming special meeting of shareholders on April 11, 2016.

As noted on the facing page, the Amendment relates only to the Fund and does not otherwise delete, amend, or supersede any information relating to any of the prospectuses and statements of additional information of the Registrant’s other series of shares.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of:  (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Fund.  Please direct any comments or questions regarding this filing to me at (215) 564-8711 or to Kristin Ives, Esq. at (215) 564-8037.

Sincerely yours,

/s/ Amy C. Fitzsimmons

Amy C. Fitzsimmons